Securities Act File No. 033-20309

Investment Company Act File No. 811-05476

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒
LORD ABBETT GLOBAL FUND, INC.
(Exact Name of Registrant as Specified in Charter) 90 Hudson Street, Jersey City, New Jersey07302-3973 (Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 201-6984
Thomas R. Phillips, Esq. Vice President and Assistant Secretary 90 Hudson Street, Jersey City, New Jersey 07302-3973 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 17th day of May, 2013.

LORD ABBETT GLOBAL FUND, INC.

BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

E. Thayer Bigelow*		Chairman and Director	May 17, 2013
E. Thayer Bigelow

Daria L. Foster*		President, CEO, and Director	May 17, 2013
Daria L. Foster

Robert B. Calhoun, Jr.*		Director	May 17, 2013
Robert B. Calhoun, Jr.

Evelyn E. Guernsey *		Director	May 17, 2013
Evelyn E. Guernsey

Julie A. Hill*		Director	May 17, 2013
Julie A. Hill

Franklin W. Hobbs*		Director	May 17, 2013
Franklin W. Hobbs

James M. McTaggart*		Director	May 17, 2013
James M. McTaggart

James L.L. Tullis*		Director	May 17, 2013
James L.L. Tullis*

*BY:	/s/ Thomas R. Phillips
Thomas R. Phillips Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, Thomas R. Phillips, and Brooke A. Fapohunda, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ E. Thayer Bigelow E. Thayer Bigelow	Chairman and Director/Trustee	January 1, 2013

/s/ Daria L. Foster Daria L. Foster	President, CEO, and Director/Trustee	January 1, 2013

/s/ Robert B. Calhoun, Jr. Robert B. Calhoun, Jr.	Director/Trustee	January 1, 2013

/s/ Evelyn E. Guernsey Evelyn E. Guernsey	Director/Trustee	January 1, 2013

/s/ Julie A. Hill Julie A. Hill	Director/Trustee	January 1, 2013

/s/ Franklin W. Hobbs Franklin W. Hobbs	Director/Trustee	January 1, 2013

/s/ James M. McTaggart James M. McTaggart	Director/Trustee	January 1, 2013

/s/ James L.L. Tullis James L.L. Tullis	Director/Trustee	January 1, 2013

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase